11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income taxes
A reconciliation of income taxes at the U.S. Federal statutory rate to the benefit for income taxes is as follows:	Year ended December 31,
	2012	2011
Benefit at US federal statutory rate	$(2,692,436)	$(2,116,237)
State taxes - deferred	(395,946)	(373,454)
Beneficial conversion feature	-	189,182
Increase in valuation allowance, inclusive of true-ups	3,088,382	2,397,522
Research and development credits	-	(97,013)
Sale of state net operating loss	(617,615)	(320,765)
Benefit for income taxes	$(617,615)	$(320,765)

A summary of our deferred tax assets is as follows:
Deferred tax assets:
Federal and state net operating loss carryforwards	$11,602,301	$10,267,000
Federal and state research credits	1,938,664	1,890,966
Total gross deferred tax assets	13,540,965	12,157,966
Less: valuation allowance for deferred tax assets	(13,540,965)	(12,157,966)
Net deferred tax assets	$-	$-